The table below presents financial assets and liabilities subject to net settlement: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross amount	R$ 222,574,700	R$ 217,108,353
Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Gross amount	67,500,239	179,729,420
Net amount	67,500,239	179,729,420
Derivative Financial Instruments Assets [Member]
IfrsStatementLineItems [Line Items]
Gross amount	22,184,725	24,815,393
Net amount	22,184,725	24,815,393
Securities sold under agreements to repurchase [Member]
IfrsStatementLineItems [Line Items]
Gross amount	222,574,700	217,108,353
Net amount	222,574,700	217,108,353
Derivative Financial Instruments Liabilities [Member]
IfrsStatementLineItems [Line Items]
Gross amount	14,265,283	18,697,682
Net amount	R$ 14,265,283	R$ 18,697,682